Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Related Party Transactions

28.Related Party Transactions

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

Remuneration of Key Management

The remuneration of the senior management consists of the remuneration of the CEO of the Company for the three and six months ended June 30:

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Short-term remuneration & compensation	209	126	396	271
Share based payment	35	20	101	55
Total	244	146	497	326

Transactions with Non-Executive Directors and Shareholders:

	For the six months ended June 30,			For the six months ended June 30,
	2023			2022
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	182	—	—	1,336	—	—
MINV SA	—	—	—	—	60	—
Ray Cohen	—	—	—	—	—	4
Donald Deyo	—	—	—	—	—	14
Robert Taub	—	—	66	—	—	42
Kevin Rakin	—	—	32	—	—	25
Pierre Gianello	—	—	32	—	—	35
Jan Janssen	—	—	—	—	—	19
Jurgen Hambrecht	—	—	29	—	—	24
Rita Mills	—	—	34	—	—	23
Giny Kirby	—	—	34	—	—	3
Wildman Ventures LLC	—	—	40	—	—	—
Total	182	—	267	1,336	60	189
Amounts outstanding at period-end	—	—	111	559	60	78

	For the three months ended June 30, 2023			For the three months ended June 30, 2022
(in EUR 000)	R&D	Consulting	Board	R&D	Consulting	Board
	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	41	—	—	543	—	—
Ray Cohen	—	—	—	—	—	4
Donald Deyo	—	—	—	—	—	6
Robert Taub	—	—	30	—	—	16
Kevin Rakin	—	—	16	—	—	10
Pierre Gianello	—	—	14	—	—	21
Jan Janssen	—	—	—	—	—	(13)
Jurgen Hambrecht	−	—	14	—	—	9
Rita Mills	—	—	19	—	—	9
Giny Kirby	—	—	20	—	—	3
Wildman Ventures LLC	—	—	23	—	—	—
Total	41	—	136	543	—	65
Amounts outstanding at period-end	—	—	111	559	60	78

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated November 2018, under which they agreed to collaborate to further develop and progress commercialization of implantable treatments for sleep disordered breathing conditions. A new Statement of Work was entered into on June 8, 2020. Under this agreement, Cochlear is working with the Company in developing and enhancing the next generation implantable stimulator. This collaboration agreement led to a financial impact of €182,000 and €1.3 million for the six months ended June 30, 2023 and 2022 respectively. In April 2023, the project came to its end after development milestones were reached.